UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04451

Name of Fund:	Legg Mason Special Investment Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 3/31/2008

Date of reporting period: 6/30/2007

Item 1 – Schedule of Investments

Quarterly Report to Shareholders

Portfolio of Investments

Legg Mason Special Investment Trust, Inc.

June 30, 2007 (Unaudited)

(Amounts in Thousands)

	Shares/Par	Value
Common Stocks and Equity Interests — 99.1%

Consumer Discretionary — 16.4%
Hotels, Restaurants and Leisure — 1.5%
International Speedway Corp.	1,100	$57,981

Household Durables — 2.9%
Meritage Homes Corp.	1,900	50,825	A,B
Standard Pacific Corp.	3,500	61,355	A

		112,180

Internet and Catalog Retail — 7.0%
Amazon.com Inc.	2,500	171,025	B
Expedia Inc.	3,581	104,899	B

		275,924

Media — 1.1%
XM Satellite Radio Holdings Inc.	3,700	43,549	B

Multiline Retail — 2.3%
Sears Holdings Corp.	535	90,694	B

Specialty Retail — 1.6%
Urban Outfitters Inc.	2,700	64,881	B

Financials — 13.2%
Capital Markets — 3.2%
E*TRADE Financial Corp.	2,300	50,807	B
Investors Financial Services Corp.	448	27,650
The Bear Stearns Cos. Inc.	350	49,000

		127,457

	Shares/Par	Value
Financials — Continued
Insurance — 9.0%
Ambac Financial Group Inc.	1,200	$104,628
Montpelier Re Holdings Ltd.	4,900	90,846
Security Capital Assurance Ltd.	1,850	57,109
XL Capital Ltd.	1,200	101,148

		353,731

Real Estate Management and Development — 1.0%
The St. Joe Co.	800	37,072

Health Care — 11.6%
Biotechnology — 3.2%
Alkermes Inc.	3,500	51,100	B
Cell Genesys Inc.	4,500	15,075	A,B
Medarex Inc.	4,300	61,447	B

		127,622

Health Care Providers and Services — 2.6%
WellPoint Inc.	1,300	103,779	B

Life Sciences Tools and Services — 2.1%
Affymetrix Inc.	3,300	82,137	B

Pharmaceuticals — 3.7%
Medicis Pharmaceutical Corp.	4,700	143,538	A

Industrials — 8.3%
Commercial Services and Supplies — 2.0%
Corporate Executive Board Co.	1,200	77,892

Construction and Engineering — 1.2%
Quanta Services Inc.	1,500	46,005	B

Portfolio of Investments — Continued

Legg Mason Special Investment Trust, Inc. — Continued

	Shares/Par	Value
Industrials — Continued
Electrical Equipment — 3.1%
Energy Conversion Devices Inc.	1,900	$58,558	B
SunPower Corp.	1,000	63,050	B

		121,608

Trading Companies and Distributors — 2.0%
UAP Holding Corp.	2,700	81,378	A

Information Technology — 27.2%
Communications Equipment — 2.9%
Juniper Networks Inc.	4,600	115,782	B

Computers and Peripherals — 1.7%
Lenovo Group Ltd.	113,367	66,702

Electronic Equipment and Instruments — 3.0%
Jabil Circuit Inc.	5,300	116,971

Internet Software and Services — 2.4%
CNET Networks Inc.	11,650	95,414	A,B

IT Services — 4.9%
Accenture Ltd.	2,500	107,225
DST Systems Inc.	1,100	87,131	B

		194,356

Semiconductors and Semiconductor Equipment — 5.8%
Advanced Micro Devices Inc.	3,000	42,900	B
Analog Devices Inc.	2,800	105,392
National Semiconductor Corp.	2,800	79,156

		227,448

	Shares/Par	Value
Information Technology — Continued
Software — 6.5%
Amdocs Ltd.	1,600	$63,712	B
Red Hat Inc.	4,300	95,804	B
Take-Two Interactive Software Inc.	4,800	95,856	A,B

		255,372

Materials — 9.4%
Chemicals — 3.3%
Agrium Inc.	1,000	43,750
Nalco Holding Co.	3,200	87,840

		131,590

Metals and Mining — 6.1%
United States Steel Corp.	2,200	239,250

Telecommunication Services — 12.0%
Diversified Telecommunication Services — 4.9%
Level 3 Communications Inc.	33,000	193,050	B

Wireless Telecommunication Services — 7.1%
NII Holdings Inc.	1,275	102,943	B
Sprint Nextel Corp.	8,606	178,236

		281,179

Utilities — 1.0%
Electric Utilities — 1.0%
Evergreen Solar Inc.	4,350	40,455	B

Total Common Stocks and Equity Interests (Cost — $2,737,332)		3,904,997

Repurchase Agreements — 1.2%

Bank of America
5.22%, dated 6/29/07, to be repurchased at $22,675 on 7/2/07 (Collateral: $23,520 Fannie Mae Discount note, 0%, due 10/26/07, value $23,150)	$22,666	22,666

Portfolio of Investments — Continued

Legg Mason Special Investment Trust, Inc. — Continued

	Shares/Par	Value
Goldman Sachs & Co.
5.23%, dated 6/29/07, to be repurchased at $22,675 on 7/2/07 (Collateral: $25,401 Fannie Mae mortgage-backed securities, 4.50%, due 8/1/35, value $23,180)	$22,665	$22,665

Total Repurchase Agreements (Cost — $45,331)		45,331

Total Investments — 100.3% (Cost — $2,782,663)C		3,950,328
Other Assets Less Liabilities — (0.3)%		(10,363)

Net Assets — 100.0%		$3,939,965

Net Asset Value Per Share:

Primary Class		$42.22

Class R		$52.08

Financial Intermediary Class		$52.13

Institutional Class		$52.68

A

As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At June 30, 2007, the total market value of Affiliated Companies was $543,441 and the cost was $561,540.

B	Non-income producing.
C

Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$1,303,036
Gross unrealized depreciation	$(135,371)

Net unrealized appreciation/ (depreciation)	$1,167,665

Transactions with Affiliated Companies

An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the period in securities of companies which are or were affiliated are as follows:

	Affiliate Value at 3/31/07	Purchased		Sold		Dividend Income	Shares at 6/30/07	Value at 6/30/07	Realized Gain/(Loss)
		Cost	Shares	Cost	Shares
Cell Genesys, Inc.	$14,700	$4,289	1,000	$—	—	$—	4,500	15,075	—
CNET Networks, Inc.	$101,472	—	—	—	—	—	11,650	95,414	—
Medicis Pharmaceutical Corporation	$151,018	—	—	6,465	200	141	4,700	143,538	(112)
Meritage Homes Corporation	$61,028	—	—	—	—	—	1,900	50,825	—
Standard Pac Corp New	$50	30,762	1,600	—	—	92	3,500	61,355	—
Take-Two Interactive Software, Inc.	$90,630	6,206	300	—	—	—	4,800	95,856	—
UAP Holdings Corp.	$69,795	—	—	—	—	808	2,700	81,378	—

	$488,643	$41,257		$6,465		$841		$543,441	$(112)

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Other information regarding the Fund is available in the Fund’s most recent Report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Special Investment Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.

Date: August 28, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Special Investment Trust, Inc.

Date: August 17, 2007